Cover	Mar. 07, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2024
Entity File Number	001-41182
Entity Registrant Name	Sagaliam Acquisition Corp
Entity Central Index Key	0001855351
Entity Tax Identification Number	86-3006717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Barry Kostiner
Entity Address, Address Line Two	3002 Royal Palm
Entity Address, City or Town	Baytown
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77523
City Area Code	(845)
Local Phone Number	925-4597
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and right
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and right
Trading Symbol	SAGAU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	SAGA
Security Exchange Name	NASDAQ
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	SAGAR
Security Exchange Name	NASDAQ